Expenses By Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Employee-related costs	$ 819.4	$ 810.7	$ 815.2
SBC expense included in above employee-related costs	33.4	25.8	34.1
Freight and transportation costs	142.5	107.9	90.3
Depreciation expense	100.8	99.1	105.8
Rental expense	$ 2.4	$ 4.5	$ 5.3